Sales (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas
(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	533,765	702,962	389,854
America - other than Peru	178,724	145,988	163,500
Asia	36,796	23,637	42,210
Europe	33,412	51,803	39,110
	782,697	924,390	634,674
Services -
Peru	22,095	20,936	20,173
America - other than Peru	127	96	92
Europe	—	20	20
	22,222	21,052	20,285
Royalties -
Peru	1,381	15,928	18,638

	806,300	961,370	673,597

Revenues by type of good or services:
Sales by metal -
Copper	367,278	340,522	181,311
Gold	299,747	262,676	229,590
Silver	157,923	316,930	230,498
Zinc	107,486	143,580	120,546
Lead	32,951	51,907	48,426
Manganese sulfate	361	4,976	4,051
Antimony	28	—	—
	965,774	1,120,591	814,422
Commercial deductions, note 2.4(q)	(183,077)	(196,201)	(179,748)
Sales of goods, note 20(b)	782,697	924,390	634,674
Sales of services, note 20(b)	22,222	21,052	20,285
Royalties income, note 20(b)	1,381	15,928	18,638
Total revenue from contracts with customers	806,300	961,370	673,597

Revenues by type of recognition:
Goods transferred at a point in time	782,697	924,390	634,674
Services transferred over time	22,222	21,052	20,285
Royalties at a point of time	1,381	15,928	18,638
	806,300	961,370	673,597

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	782,697	924,390	634,674
Hedge operations, note 34(a)	12,774	(51,952)	(6,464)
Adjustments to prior period liquidations	(920)	(5,137)	4,255
Fair value of accounts receivables	6,648	(3,831)	5,154
Sale of goods	801,199	863,470	637,619
Sale of services, note 20(a)	22,222	21,052	20,285
Royalty income, note 20(a)	1,381	15,928	18,638

	824,802	900,450	676,542

Sociedad Minera Cerro Verde S.A.A.
Disclosure of associates [line items]
Schedule of revenue by type of products

	For the year ended		For the year ended		For the year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	866,703	3,120,448	794,205	3,421,871	743,274	2,088,167
Copper cathode	101,368	404,115	91,802	394,256	83,870	241,808
Other (primarily silver and molybdenum concentrate)		450,732		383,321		208,618

Total revenues		3,975,295		4,199,448		2,538,593

Schedule of net sales by geographic region

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Asia	3,229,797	3,223,191	2,096,084
North America	386,768	429,330	120,865
Europe	192,859	314,425	207,954
South America (primarily Peru)	165,871	232,502	106,489
Central America	—	—	7,201
Total sales	3,975,295	4,199,448	2,538,593